Commitments (Tables)	3 Months Ended
Mar. 31, 2014
Commitments [Abstract]
Summary Of Credit-Related Commitments And Purchase And Funding Commitments

	March 31, 2014			December 31,
	Due to Expire			2013
	Within	After	Total	Total
	One Year	One Year	Outstanding	Outstanding
Financing Commitments
Financing and leasing assets	$ 970.1	$ 3,566.1	$ 4,536.2	$ 4,325.8
Letters of credit
Standby letters of credit	32.1	318.5	350.6	302.3
Other letters of credit	33.9	-	33.9	35.9
Guarantees
Deferred purchase agreements	1,681.5	-	1,681.5	1,771.6
Guarantees, acceptances and other recourse obligations	2.5	-	2.5	3.9
Purchase Commitments
Aerospace equipment purchase commitments	1,211.4	7,725.2	8,936.6	8,744.5
Rail and other equipment purchase commitments	771.0	409.5	1,180.5	1,054.0